Consolidated statement of changes in equity (Parenthetical) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2022
Cumulative amount of change in fair value attributable to changes in own credit risk of financial liabilities designated at fair value - loss		£ 70		£ 292
Dividends	[1]	546		1,054
Capital securities issued during the period		2,782	[2]	628
Capital contribution	[3]			1,465
Called up share capital & share premium
Capital securities issued during the period		2,578	[2]	420
PBRS | Called up share capital & share premium
Capital securities issued during the period		1,132
Additional Tier 1 Instrument
Dividends		223		202
Additional Tier 1 Instrument | HSBC Bank
Dividends				202
Ordinary shares
Dividends		£ 312		£ 850

[1]	The dividends to the parent company includes dividend on ordinary share capital £312m (2023: £750m and 2022: £850m) and coupon payments on additional tier 1 instrument £223m (2023: £211m and 2022: £202m).
[2]	During 2024, CET1 issuance of shares to HSBC Holdings plc equalled £2,578m, including £1,132m in respect of funding the acquisition of HSBC Private Bank (Suisse) SA ('PBRS') in February 2024.
[3]	HSBC Holdings plc injected £1.5bn of CET1 capital into HSBC Bank plc during November 2022 which in turn injected into HSBC Continental Europe for funding the acquisition of HSBC Bank Malta plc and HSBC Trinkaus & Burkhardt GmbH.